Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated April 1, 2015 to

PROSPECTUS DATED MARCH 1, 2015

CHANGE IN TARGET ASSET ALLOCATIONS:  Effective on or about May 1, 2015, the Conservative Strategy Fund’s approximate target strategic allocation to the Underlying Funds in which it may invest will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the Conservative Strategy Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Effective on or about May 1, 2015, the Fund’s approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target strategic allocation on or about May 1, 2015 will be 11% to equity Underlying Funds, 81% to fixed/other income Underlying Funds and 8% to alternative Underlying Funds.

(ii)	RISK/RETURN SUMMARY: For the Conservative Strategy Fund, the following information is added following the risk factors listed under the sub-heading “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Fund in the Prospectus listed above:

Effective on or about May 1, 2015, the following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. Generally the securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. Generally, there is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may prove ineffective and/or cause the Underlying Fund to underperform.

Effective on or about May 1, 2015, the following risk factor replaces the “Non-U.S. Securities” risk factor in the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Effective on or about May 1, 2015, the following risk factors are added to the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

•	New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.

•	Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund’s return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated April 1, 2015 to

PROSPECTUS DATED MARCH 1, 2015

CHANGE IN TARGET ASSET ALLOCATIONS:  Effective on or about May 1, 2015, the Conservative Strategy Fund’s approximate target strategic allocation to the Underlying Funds in which it may invest will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the Conservative Strategy Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Effective on or about May 1, 2015, the Fund’s approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s approximate target strategic allocation on or about May 1, 2015 will be 11% to equity Underlying Funds, 81% to fixed/other income Underlying Funds and 8% to alternative Underlying Funds.

(ii)	RISK/RETURN SUMMARY: For the Conservative Strategy Fund, the following information is added following the risk factors listed under the sub-heading “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Fund in the Prospectus listed above:

Effective on or about May 1, 2015, the following risk factor replaces the “Active Management” risk factor in the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. Generally the securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo’s judgments regarding perceived market risks and opportunities may be incorrect. Generally, there is no guarantee that RIMCo will effectively assess an Underlying Fund’s overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may prove ineffective and/or cause the Underlying Fund to underperform.

Effective on or about May 1, 2015, the following risk factor replaces the “Non-U.S. Securities” risk factor in the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Effective on or about May 1, 2015, the following risk factors are added to the description of the principal risks associated with the Fund’s investment in the Underlying Funds:

•	New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.

•	Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund’s return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.